Document and Entity Information	Mar. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001582313
Document Type	8-K
Document Period End Date	Mar. 10, 2026
Entity Registrant Name	XENON PHARMACEUTICALS INC.
Entity Incorporation State Country Code	Z4
Entity File Number	001-36687
Entity Tax Identification Number	98-0661854
Entity Address, Address Line One	3650 Gilmore Way
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5G 4W8
City Area Code	(604)
Local Phone Number	484-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	XENE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false